Derivative Instrument - Nonhedge (Details) (Not Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount	$ 15,000	$ 15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.25%	0.35%
Weighted average maturity in years	3 years 0 months 0 days	4 years 0 months 0 days
Unrealized loss relating to interest rate swap	174	379
Derivative Instruments Not Designated as Hedging Instruments, Gain	205
Derivative Instruments Not Designated as Hedging Instruments, Loss		(379)
Derivative Loan Commitments, Notional Amount, Net	3,129	7,844
Derivative Loan Commitments, Fair Value, Net	14	10
Forward Sale Loan Commitments, Notional Amount, Net	3,581	5,919
Forward Sale Loan Commitments, Fair Value, Net	$ 8	$ 3